REVERSE TAKEOVER (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 11, 2019	Aug. 29, 2019	Dec. 31, 2019
Disclosure Of Reverse Takeover [Line Items]
Listing cost of reverse acquisition			$ 3,632
Wholly owned subsidiary of Navasota ("Finco") [Member]
Disclosure Of Reverse Takeover [Line Items]
Number of subscription receipts issued in private placement		19,460,527
Issue price per per subscription receipt		$ 1.05
Aggregate gross proceeds of subscription receipts issued		$ 20,433
Description of exchange of subscription receipts after completion of reverse takeover		Upon the satisfaction of all of the conditions precedent to the completion of the RTO, each Subscription Receipt was exchanged for one unit of Finco (a "Finco Unit") with each Finco Unit being comprised of one (1) common share of Finco (a "Finco Share") and one-half (1/2) of one (1) common share purchase warrant of Finco (a "Finco Warrant").
Exercise price of warrant		$ 1.30
Share split ratio		1:10
Description of shares and warrants exchanged for post consolidation		Upon closing of the RTO, the Finco Shares and Finco Warrants were exchanged for post-Consolidation Resulting Issuer shares and Resulting Issuer warrants on economically equivalent terms on a 1:1 basis (see Note 15b).
IMC ordinary shareholder [Member]
Disclosure Of Reverse Takeover [Line Items]
Ownership interest of Resulting Issuer shares held	84.28%
Subscription receipts holders [Member]
Disclosure Of Reverse Takeover [Line Items]
Ownership interest of Resulting Issuer shares held	13.35%
Navasota shareholders [Member]
Disclosure Of Reverse Takeover [Line Items]
Ownership interest of Resulting Issuer shares held	2.37%
Fair value of units issued	$ 3,383
Number of Finco shares issued in reverse takeover	3,455,266
Number of Finco warrants issued in reverse takeover	756,713
Navasota [Member]
Disclosure Of Reverse Takeover [Line Items]
Listing cost of reverse acquisition	$ 3,632
Net liabilities on the date of reverse takeover	$ 249